RESTRUCTURING AND ASSET IMPAIRMENTS (Tables)	12 Months Ended
Jan. 03, 2015
Restructuring and Related Activities [Abstract]
Summary of Restructuring Reserve Activity
A summary of the restructuring reserve activity from December 28, 2013 to January 3, 2015 is as follows (in millions):

	12/28/2013	Net Additions	Usage	Currency	1/3/2015
Severance and related costs	$169.9	$15.1	$(96.7)	$(7.1)	$81.2
Facility closures and other	21.6	3.7	(8.2)	(0.7)	16.4
Total	$191.5	$18.8	$(104.9)	$(7.8)	$97.6